Closed Block (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Premiums	$ 2,306	$ 2,461	$ 2,708
Net investment income	2,233	2,294	2,197
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities	(14)	(32)	(107)
Other than temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	3	0	40
Other net investment gains (losses)	43	71	327
Total net investment gains (losses)	32	39	260
Net derivative gains (losses)	8	(27)	(128)
Total revenues	4,579	4,767	5,037
Expenses
Policyholder benefits and claims	2,991	3,115	3,329
Policyholder dividends	1,137	1,235	1,394
Other expenses	193	199	203
Total expenses	4,321	4,549	4,926
Revenues, net of expenses before provision for income tax expense (benefit)	258	218	111
Provision for income tax expense (benefit)	90	72	36
Revenues, net of expenses and provision for income tax expense (benefit)	$ 168	$ 146	$ 75